Note 7 - Property, Plant and Equipment (Detail)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		15 Months Ended		18 Months Ended	118 Months Ended
	Oct. 24, 2012 USD ($) acre sqm	Jun. 30, 2011 USD ($) acre	Mar. 31, 2011 USD ($) acre	Sep. 30, 2012 USD ($) acre sqm	Jun. 30, 2011 USD ($) acre	Sep. 30, 2012 USD ($) acre sqm	Mar. 31, 2011 USD ($) acre	Sep. 30, 2012 USD ($) acre sqm	Jun. 30, 2011 USD ($) acre	Sep. 30, 2011 USD ($) acre	Sep. 30, 2011 USD ($) acre	Apr. 19, 2015	Oct. 31, 2012 acre	Aug. 17, 2012 USD ($) acre	Aug. 10, 2012 CAD	Jun. 30, 2012 acre	Apr. 25, 2012 USD ($) acre	Apr. 19, 2012 acre	Apr. 13, 2012 acre	Apr. 05, 2012 acre	Mar. 31, 2012 USD ($)	May 16, 2011 USD ($) acre	Apr. 19, 2011 USD ($)	Mar. 17, 2011 USD ($) acre	Mar. 31, 2010 acre
Area of Land (in Square Meters and Acres)	24.23	39.25	20	34.07	39.25	34.07	20	34.07	39.25	40	40		56.03	34.07		56.03	40	40	40	20		39.25		20	30
		$ 200,000	$ 45,000	$ 229,354	$ 40,000	$ 170,000	$ 32,000	$ 400,000		$ 38,220	$ 361,944
Payments to Acquire Land Held-for-use	85,683		8,000		8,000			165,000	30,000
Debt Instrument, Face Amount		32,000	37,000	235,000	32,000	235,000	37,000	235,000	32,000					136,000	40,000		349,000				100,090	32,000	235,000	37,000
Debt Instrument, Interest Rate, Effective Percentage		6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%			6.50%		6.50%								6.50%		6.50%
Payments to Acquire Land						$ 34,000